ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2024
Yao Wang
Organization
Percentage of shareholdings	100.00%
1 Pharmacy Technology
Organization
Percentage of shareholdings	89.0408%
Yihao Pharmacy
Organization
Percentage of shareholdings	89.0408%
Yihao Pharmaceutical Chain
Organization
Percentage of shareholdings	89.0408%
Wuhan Huazhong
Organization
Percentage of shareholdings	62.3286%
Chongquing Yihao Pharmacy
Organization
Percentage of shareholdings	89.0408%
Tianjin Yihao Pharmacy
Organization
Percentage of shareholdings	89.0408%
Kunshan Yifang Pharmacy
Organization
Percentage of shareholdings	89.0408%
Hubei Yihao Pharmacy
Organization
Percentage of shareholdings	89.0408%
Shanxi Yaofang Pharmacy
Organization
Percentage of shareholdings	89.0408%
Liaoning Yaofang Pharmacy Co., Ltd
Organization
Percentage of shareholdings	89.0408%